Other non-current assets (Tables)	12 Months Ended
Dec. 31, 2018
Other non-current assets
Schedule of other non-current assets

	December 31,
	2018	2017	2016
	(Euro, in thousands)
Non-current restricted cash	€1,276	€1,158	€1,098
Financial assets held at fair value through profit or loss	6,000	1,754	2,351
Other non-current assets	643	549	529
Total other non-current assets	€7,919	€3,461	€3,978

Schedule of financial assets held at fair value through profit or loss

	December 31,
	2018	2017	2016
	(Euro, in thousands)
Costs at January 1	€2,373	€2,750	€—
Acquisitions of the year	4,736	—	2,750
Disposals of the year	(2,291)	(377)	—
Costs at December 31,	4,818	2,373	2,750
Fair value adjustment at January 1	(619)	(399)	—
Cancellation of fair value adjustment following disposal	598	55	—
Fair value adjustment of the year	1,203	(275)	(399)
Fair value adjustment at December 31,	1,182	(619)	(399)
Net book value at December 31,	€6,000	€1,754	€2,351